Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Oct. 27, 2022	Mar. 31, 2022	Dec. 31, 2021	Aug. 14, 2020	Apr. 03, 2018
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share						$ 0.00001
Common stock, shares authorized						100,000,000,000
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001			$ 0.00001
Common stock, shares authorized	94,000,000,000			94,000,000,000		94,000,000,000
Common stock, shares issued	3,246,481,443	971,042	304,705,874	2,940,101,566	10,917,811
Common stock, shares outstanding	3,047,568,900			2,722,361,459
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001			$ 0.00001
Common stock, shares authorized	5,000,000,000			5,000,000,000		5,000,000,000
Common stock, shares issued	3,041,097,278		164,705,882	2,876,391,396
Common stock, shares outstanding	3,041,097,278			2,876,391,396
iQIYI, INC | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001			$ 0.00001
Common stock, shares authorized	94,000,000,000			94,000,000,000
Common stock, shares issued	3,246,481,443			2,940,101,566
Common stock, shares outstanding	3,047,568,900			2,722,361,459
iQIYI, INC | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001			$ 0.00001
Common stock, shares authorized	5,000,000,000			5,000,000,000
Common stock, shares issued	3,041,097,278			2,876,391,396
Common stock, shares outstanding	3,041,097,278			2,876,391,396